Financial Instruments (Schedule of Composition of Derivatives) (Details) € in Thousands, $ in Thousands	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($) [1]	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	€ 55		€ 639
Derivatives presented under non-current assets	2,718	$ 2,824	2,635
Derivatives presented under current liabilities	(38,996)	(40,516)	(14,783)
Derivatives presented under non-current liabilities	(24,198)	$ (25,141)	(10,107)
Financial power swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	(38,971)		(11,352)
Derivatives presented under non-current liabilities	(24,198)		(9,542)
Currency swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	55		639
Derivatives presented under non-current assets	1,721		2,635
Swap contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under non-current assets	997		0
Derivatives presented under current liabilities	(25)		(3,431)
Derivatives presented under non-current liabilities	€ 0		€ (565)

[1]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)